Patents and Licensed Technologies, Net (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Amortization expense	$ 191,173	$ 72,738
Patents And Licensed Technologies [Member] | Photomedex, Inc. [Member]
Amortization expense			$ 230,000	$ 769,000